UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31/10
Date of reporting period:	03/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
March 31, 2011 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--15.4%
Carnival	12,390	475,280
CBS, Cl. B	10,880	272,435
General Motors	5,201	161,387
Guess?	6,850	269,548
Home Depot	13,120	486,227
Johnson Controls	14,240	591,957
Newell Rubbermaid	9,960	190,535
News, Cl. A	15,470	271,653
Omnicom Group	21,590	1,059,205
Stanley Black & Decker	2,340	179,244
Staples	7,040	136,717
Time Warner	14,703	524,897
Viacom, Cl. B	6,100	283,772
Walt Disney	12,560	541,210
		5,444,067
Consumer Staples--6.3%
CVS Caremark	14,440	495,581
Dr. Pepper Snapple Group	10,540	391,666
Energizer Holdings	6,490a	461,828
PepsiCo	10,990	707,866
Walgreen	4,250	170,595
		2,227,536
Energy--17.5%
Alpha Natural Resources	5,940a,b	352,658
Anadarko Petroleum	9,830	805,274
EOG Resources	5,940	703,949
Exxon Mobil	8,380	705,009
Occidental Petroleum	16,620	1,736,624
QEP Resources	8,160	330,806
Schlumberger	16,430	1,532,262
		6,166,582
Financial--22.9%
American Express	4,040	182,608
Ameriprise Financial	7,910	483,143
AON	7,290	386,078
Bank of America	26,480	352,979
Capital One Financial	5,100	264,996
Citigroup	108,050a	477,581
Comerica	11,270	413,834
Genworth Financial, Cl. A	20,510a	276,065
Goldman Sachs Group	2,780	440,547
JPMorgan Chase & Co.	28,930	1,333,673
Marsh & McLennan	11,760	350,566
MetLife	13,710	613,248
Moody's	5,330	180,740
Morgan Stanley	6,360	173,755
PNC Financial Services Group	3,580	225,504
Prudential Financial	5,810	357,780
SunTrust Banks	13,530	390,205
TD Ameritrade Holding	12,790	266,927
Wells Fargo & Co.	29,210	925,957
		8,096,186
Health Care--12.6%
Amgen	6,450a	344,753
Baxter International	3,360	180,667
CIGNA	6,600	292,248
Covidien	3,337	173,324
HCA Holdings	5,720	193,736
McKesson	5,260	415,803
Merck & Co.	18,260	602,763
Pfizer	66,040	1,341,272
Thermo Fisher Scientific	4,450a	247,198

UnitedHealth Group	10,610	479,572
Universal Health Services, Cl. B	3,640	179,852
		4,451,188
Industrial--11.4%
Caterpillar	3,230	359,661
Cooper Industries	2,760	179,124
Dover	8,170	537,096
Eaton	4,860	269,438
General Electric	54,120	1,085,106
Honeywell International	3,100	185,101
Owens Corning	5,210a	187,508
Pitney Bowes	13,910	357,348
Thomas & Betts	3,670a	218,255
Union Pacific	3,640	357,921
United Technologies	3,230	273,420
		4,009,978
Information Technology--9.3%
Accenture, Cl. A	6,770	372,147
AOL	10,923a	213,326
BMC Software	9,030a	449,152
Cisco Systems	9,210	157,952
Corning	7,780	160,501
eBay	5,310a	164,822
Electronic Arts	17,840a	348,415
Oracle	10,680	356,392
QUALCOMM	16,080	881,666
Teradata	3,430a	173,901
		3,278,274
Materials--3.3%
Air Products & Chemicals	1,870	168,637
Celanese, Ser. A	4,100	181,917
Dow Chemical	10,950	413,363
Freeport-McMoRan Copper & Gold	3,300	183,315
United States Steel	4,140b	223,312
		1,170,544
Utilities--.8%
NextEra Energy	3,170	174,730
PPL	4,460	112,838
		287,568
Total Common Stocks
(cost $29,838,863)		35,131,923

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $103,000)	103,000[c]	103,000

Investment of Cash Collateral for
Securities Loaned--1.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $540,104)	540,104[c]	540,104

Total Investments (cost $30,481,967)	101.3%	35,775,027
Liabilities, Less Cash and Receivables	(1.3%)	(480,422)
Net Assets	100.0%	35,294,605

a	Non-income producing security.
b	Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $518,372 and the value of the collateral held by the fund was $540,104.
c	Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $30,481,967.

Net unrealized appreciation on investments was $5,293,060 of which $6,055,101 related to appreciated investment securities and $762,041 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
March 31, 2011 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)
Consumer Discretionary--13.8%
Aeropostale	12,762a	310,372
American Greetings, Cl. A	42,000b	991,200
Ann	24,900a,b	724,839
Autoliv	20,900b	1,551,407
Bob Evans Farms	54,800	1,786,480
Brinker International	64,350b	1,628,055
Cheesecake Factory	53,400a,b	1,606,806
Fossil	7,300a,b	683,645
ITT Educational Services	24,100a,b	1,738,815
Meredith	58,600b	1,987,712
PetSmart	41,600	1,703,520
Scholastic	39,100b	1,057,264
Signet Jewelers	30,500a	1,403,610
Sotheby's	36,200b	1,904,120
Timberland, Cl. A	26,700a	1,102,443
TRW Automotive Holdings	11,900a,b	655,452
Warnaco Group	31,450a,b	1,798,625
Williams-Sonoma	44,000	1,782,000
		24,416,365
Consumer Staples--5.5%
Church & Dwight	36,700b	2,911,778
Coca-Cola Enterprises	43,900	1,198,470
Dr. Pepper Snapple Group	43,700	1,623,892
Energizer Holdings	26,500a	1,885,740
Flowers Foods	21,600b	588,168
Hormel Foods	33,300b	927,072
Tyson Foods, Cl. A	34,800	667,812
		9,802,932
Energy--6.9%
Arch Coal	86,300	3,110,252
Cimarex Energy	31,400	3,618,536
Forest Oil	15,800a	597,714
Oceaneering International	16,100a	1,440,145
SEACOR Holdings	4,200b	388,332
Southern Union	60,100b	1,720,062
Whiting Petroleum	17,200a	1,263,340
		12,138,381
Financial--16.5%
American Financial Group	57,075	1,998,766
Apartment Investment & Management, Cl. A	59,700b,c	1,520,559
Cathay General Bancorp	113,200b	1,930,060
Comerica	16,300b	598,536
Eaton Vance	38,800b	1,250,912
Equity One	6,400b,c	120,128
Fifth Third Bancorp	50,300	698,164
First Citizens Bancshares/NC, Cl. A	840	168,487
HCC Insurance Holdings	43,950	1,376,075
Highwoods Properties	15,500b,c	542,655
Hospitality Properties Trust	77,200c	1,787,180
International Bancshares	79,200	1,452,528
Jones Lang LaSalle	17,600	1,755,424
Liberty Property Trust	18,200b,c	598,780
Macerich	31,247b,c	1,547,664
Rayonier	29,700c	1,850,607
Reinsurance Group of America	26,300b	1,651,114
SEI Investments	115,600	2,760,528
SL Green Realty	19,100b,c	1,436,320
StanCorp Financial Group	40,000b	1,844,800
SVB Financial Group	23,700a,b	1,349,241
Weingarten Realty Investors	42,100b,c	1,055,026

		29,293,554
Health Care--9.6%
Cephalon	27,700a,b	2,099,106
Cooper	23,700b	1,645,965
Endo Pharmaceuticals Holdings	36,900a	1,408,104
Health Net	49,400a	1,615,380
Hologic	42,500a	943,500
Humana	25,700a	1,797,458
IDEXX Laboratories	13,100a,b	1,011,582
Kinetic Concepts	27,900a	1,518,318
LifePoint Hospitals	15,000a,b	602,700
Medicis Pharmaceutical, Cl. A	58,700b	1,880,748
Techne	31,700b	2,269,720
United Therapeutics	4,000a,b	268,080
		17,060,661
Industrial--14.6%
Alaska Air Group	42,400a	2,689,008
Copart	17,972a,b	778,727
Corrections Corp. of America	21,300a	519,720
Donaldson	10,300	631,287
Gardner Denver	15,600	1,217,268
Graco	46,700	2,124,383
Joy Global	26,000	2,569,060
Kansas City Southern	42,700a	2,325,015
KBR	24,800	936,696
Kennametal	68,000	2,652,000
Oshkosh	60,500a	2,140,490
Owens Corning	14,800a,b	532,652
Textron	52,700b	1,443,453
Timken	64,200	3,357,660
Toro	16,300	1,079,386
URS	19,100a	879,555
		25,876,360
Information Technology--17.5%
Advent Software	43,400a,b	1,244,278
Amdocs	27,600a	796,260
Broadridge Financial Solutions	44,300	1,005,167
Computer Sciences	41,500	2,022,295
Convergys	51,600a,b	740,976
DST Systems	13,800	728,916
F5 Networks	6,000a,b	615,420
FactSet Research Systems	25,800b	2,702,034
Fairchild Semiconductor International	146,500a	2,666,300
IAC/InterActiveCorp	16,100a,b	497,329
Lam Research	15,500a	878,230
Lender Processing Services	25,100	807,969
Lexmark International, Cl. A	15,900a	588,936
Parametric Technology	16,100a,b	362,089
Plantronics	63,200	2,314,384
QLogic	107,900a	2,001,545
SanDisk	34,300a	1,580,887
SRA International, Cl. A	61,500a	1,744,140
Synopsys	70,700a	1,954,855
Tech Data	34,700a	1,764,842
Vishay Intertechnology	163,000a,b	2,891,620
WebMD Health	21,700a,b	1,159,214
		31,067,686
Materials--7.0%
Cabot	15,900	736,011
Domtar	11,200b	1,027,936
Lubrizol	28,100	3,764,276
MeadWestvaco	14,100	427,653
Minerals Technologies	40,000	2,740,800
NewMarket	17,700b	2,800,494
Reliance Steel & Aluminum	14,100	814,698
		12,311,868
Telecommunication Services--1.4%
Telephone & Data Systems	71,000b	2,392,700

Utilities--7.1%
CMS Energy	25,700b	504,748
DPL	95,700b	2,623,137
DTE Energy	23,400	1,145,664
Energen	24,400	1,540,128
Great Plains Energy	127,800	2,558,556
NV Energy	37,300b	555,397
Questar	146,500	2,556,425
Westar Energy	25,900b	684,278
WGL Holdings	9,800	382,200
		12,550,533
Total Common Stocks
(cost $142,435,296)		176,911,040

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $282,000)	282,000[d]	282,000

Investment of Cash Collateral for
Securities Loaned--28.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $51,263,487)	51,263,487[d]	51,263,487

Total Investments (cost $193,980,783)	129.0%	228,456,527
Liabilities, Less Cash and Receivables	(29.0%)	(51,364,782)
Net Assets	100.0%	177,091,745

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $51,786,850 and the value of the collateral held by the fund was $52,797,491, consisting of cash collateral of $51,263,487 and U.S. Government
Agency securities valued at $1,534,004.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $193,980,783. Net unrealized appr on investments was $34,475,744 of which $37,489,633 related to appreciated investment securities and $3,013,889 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investment	29.1
Information Technology	17.5
Financial	16.5
Industrial	14.6
Consumer Discretionary	13.8
Health Care	9.6
Utilities	7.1
Materials	7.0
Energy	6.9
Consumer Staples	5.5
Telecommunication Services	1.4
129.0
† Based on net assets.
See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	173,956,023	-	-	173,956,023
Equity Securities - Foreign+	2,955,017	-	-	2,955,017
Mutual Funds	51,545,487	-	-	51,545,487

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2011 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)
Consumer Discretionary--14.0%
American Public Education	6,322a	255,725
Arbitron	9,101	364,313
Audiovox, Cl. A	3,595a	28,760
Big 5 Sporting Goods	8,240	98,221
Biglari Holdings	636a	269,378
BJ's Restaurants	7,399a,b	291,003
Blue Nile	4,331a,b	233,831
Blyth	2,449	79,568
Brown Shoe	16,123	197,023
Brunswick	31,749b	807,377
Buckle	8,905b	359,762
Buffalo Wild Wings	6,716a	365,552
Cabela's	12,331a	308,398
California Pizza Kitchen	8,144a	137,471
Callaway Golf	16,664	113,648
Capella Education	5,767a,b	287,139
Carter's	19,540a	559,430
Cato, Cl. A	11,501	281,775
CEC Entertainment	8,514	321,233
Children's Place Retail Stores	9,833a	489,978
Christopher & Banks	13,042	84,512
Coinstar	12,492a,b	573,633
Corinthian Colleges	24,284a,b	107,335
Cracker Barrel Old Country Store	9,272	455,626
CROCS	33,985a	606,292
DineEquity	4,871a	267,808
Dolan	12,885a	156,424
Drew Industries	5,478	122,324
E.W. Scripps, Cl. A	16,524a	163,588
Ethan Allen Interiors	9,433	206,583
Finish Line, Cl. A	21,184	420,502
Fred's, Cl. A	15,032	200,226
Genesco	7,893a	317,299
Group 1 Automotive	7,277	311,456
Haverty Furniture	8,506	112,790
Helen of Troy	12,285a	361,179
Hibbett Sports	10,730a	384,241
Hillenbrand	19,974	429,441
Hot Topic	17,906	102,064
HSN	13,273a	425,134
Iconix Brand Group	28,138a	604,404
Interval Leisure Group	12,042a	196,887
Jack in the Box	16,766a	380,253
JAKKS Pacific	12,931a	250,215
JOS. A. Bank Clothiers	10,116a	514,702
K-Swiss, Cl. A	5,256a	59,235
Kid Brands	10,492a	77,116
Kirkland's	5,690a	87,854
La-Z-Boy	17,927a	171,203
Lithia Motors, Cl. A	7,984	116,407
Live Nation	50,430a	504,300
Liz Claiborne	39,555a,b	213,201
Lumber Liquidators Holdings	6,209a,b	155,163
M/I Homes	7,103a	106,474
Maidenform Brands	7,724a	220,675
Marcus	9,339	101,795
MarineMax	7,134a	70,341
Men's Wearhouse	19,134	517,766
Meritage Homes	11,440a	276,047
Midas	4,531a	34,753
Monarch Casino & Resort	4,268a	44,387
Monro Muffler Brake	10,888	359,086

Movado Group	6,592a	96,771
National Presto Industries	1,430b	161,132
Navigant Consulting	17,856a	178,381
NutriSystem	9,599b	139,090
OfficeMax	30,932a	400,260
Oxford Industries	5,155	176,249
P.F. Chang's China Bistro	9,311b	430,075
Papa John's International	9,033a	286,075
PEP Boys-Manny Moe & Jack	22,592	287,144
Perry Ellis International	4,077a	112,199
PetMed Express	6,425	101,900
Pinnacle Entertainment	21,235a	289,221
Pool	17,670	426,024
Pre-Paid Legal Services	4,297a	283,602
Quiksilver	50,858a	224,792
RC2	7,651a	214,993
Red Robin Gourmet Burgers	3,956a	106,416
Ruby Tuesday	27,752a	363,829
Ruth's Hospitality Group	18,116a,b	93,479
Shuffle Master	21,644a	231,158
Skechers USA, Cl. A	11,642a	239,127
Sonic	19,163a	173,425
Sonic Automotive, Cl. A	12,881b	180,463
Spartan Motors	17,439	119,632
Stage Stores	13,525	259,950
Stamps.com	8,375	111,806
Standard Motor Products	6,063	83,851
Standard-Pacific	36,275a,b	135,306
Stein Mart	7,159	72,377
Steven Madden	8,195a	384,591
Sturm Ruger & Co.	8,111	186,310
Superior Industries International	11,012	282,348
Texas Roadhouse	23,787	404,141
True Religion Apparel	9,475a,b	222,378
Tuesday Morning	2,566a	12,573
UniFirst	5,355	283,869
Universal Electronics	5,896a	174,286
Universal Technical Institute	8,826	171,666
Vitamin Shoppe	9,547a	322,975
Volcom	4,216b	78,122
Winnebago Industries	10,835a	144,864
Wolverine World Wide	16,290	607,291
Zale	13,227a	52,776
Zumiez	8,123a,b	214,691
		26,241,914
Consumer Staples--3.8%
Alliance One International	27,656a	111,177
Andersons	5,416	263,868
B&G Foods	17,007	319,221
Boston Beer, Cl. A	3,874a	358,810
Cal-Maine Foods	6,377b	188,121
Calavo Growers	5,109b	111,632
Casey's General Stores	14,808	577,512
Central Garden & Pet, Cl. A	23,471a	216,168
Darling International	42,359a	651,058
Diamond Foods	6,794b	379,105
Hain Celestial Group	14,693a	474,290
J & J Snack Foods	5,719	269,193
Medifast	5,389a,b	106,433
Nash Finch	5,459	207,114
Peet's Coffee & Tea	3,483a,b	167,497
Prestige Brands Holdings	17,842a	205,183
Sanderson Farms	6,144	282,132
Seneca Foods, Cl. A	1,370a	40,922
Snyders-Lance	14,954	296,837
Spartan Stores	10,665	157,735
TreeHouse Foods	13,070a	743,291
United Natural Foods	16,025a	718,240
WD-40	7,240	306,542

		7,152,081
Energy--6.4%
Basic Energy Services	9,393a	239,615
Bristow Group	12,785a	604,730
CARBO Ceramics	6,386	901,192
Contango Oil & Gas	4,496a	284,327
Georesources	6,622a	207,070
Gulf Island Fabrication	5,998	192,956
Gulfport Energy	12,557a	453,936
Holly	15,565	945,729
Hornbeck Offshore Services	6,544a,b	201,882
ION Geophysical	59,161a,b	750,753
Lufkin Industries	10,427	974,612
Matrix Service	11,481a	159,586
Oil States International	18,183a	1,384,455
Penn Virginia	17,067	289,456
Petroleum Development	8,397a	403,140
PetroQuest Energy	22,339a,b	209,093
Pioneer Drilling	21,078a	290,876
SEACOR Holdings	8,115	750,313
Stone Energy	19,384a	646,844
Swift Energy	14,930a	637,212
Tetra Technologies	29,997a	461,954
World Fuel Services	23,477	953,401
		11,943,132
Financial--18.7%
Acadia Realty Trust	11,782c	222,915
Amerisafe	3,858a	85,300
Bank Mutual	6,459	27,322
Bank of the Ozarks	4,593	200,760
BioMed Realty Trust	46,314c	880,892
Boston Private Financial Holdings	32,694	231,147
Brookline Bancorp	26,578	279,866
Cardtronics	11,459a	233,191
Cash America International	11,827	544,633
Cedar Shopping Centers	14,029c	84,595
City Holding	6,059	214,246
Colonial Properties Trust	30,097c	579,367
Columbia Banking System	16,667	319,506
Community Bank System	12,738	309,151
Delphi Financial Group, Cl. A	19,218	590,185
DiamondRock Hospitality	55,093c	615,389
Dime Community Bancshares	6,381	94,184
EastGroup Properties	8,644c	380,077
eHealth	7,144a,b	95,015
Employers Holdings	11,402	235,565
Entertainment Properties Trust	17,781c	832,506
Extra Space Storage	32,756c	678,377
EZCORP, Cl. A	17,845a	560,155
First BanCorp	8,955a,b	44,775
First Cash Financial Services	11,808a	455,789
First Commonwealth Financial	39,311	269,280
First Financial Bancorp	20,379	340,125
First Financial Bankshares	7,973b	409,573
First Midwest Bancorp	22,097	260,524
Forestar Group	11,785a	224,151
Franklin Street Properties	21,664c	304,812
Getty Realty	11,371b,c	260,168
Glacier Bancorp	22,469b	338,158
Hancock Holding	12,213b	401,075
Hanmi Financial	80,411a,b	99,710
Healthcare Realty Trust	21,614c	490,638
Home Bancshares	9,278	211,075
Home Properties	12,562c	740,530
Horace Mann Educators	14,849	249,463
Independent Bank/MA	6,451	174,242
Infinity Property & Casualty	4,482	266,634
Inland Real Estate	30,292c	288,986
Interactive Brokers Group, Cl. A	18,125	288,006

Investment Technology Group	15,903a	289,276
Kilroy Realty	18,376c	713,540
Kite Realty Group Trust	16,318c	86,649
LaBranche & Co.	12,777a	50,214
LaSalle Hotel Properties	25,639c	692,253
Lexington Realty Trust	50,109b,c	468,519
LTC Properties	10,559c	299,242
Meadowbrook Insurance Group	13,752	142,333
Medical Properties Trust	44,795c	518,278
Mid-America Apartment Communities	11,851c	760,834
Nara Bancorp	19,399a	186,618
National Financial Partners	16,451a	242,652
National Penn Bancshares	44,283	342,750
National Retail Properties	32,053b,c	837,545
Navigators Group	4,001a	206,051
NBT Bankcorp	11,061	252,080
Old National Bancorp	36,299	389,125
optionsXpress Holdings	18,363	336,227
Parkway Properties	9,261c	157,437
Pennsylvania Real Estate
Investment Trust	22,586b,c	322,302
Pinnacle Financial Partners	10,602a,b	175,357
Piper Jaffray	4,802a	198,947
Portfolio Recovery Associates	5,959a	507,290
Post Properties	18,190c	713,957
Presidential Life	8,905	84,865
PrivateBancorp	21,998	336,349
ProAssurance	11,405a	722,735
Prospect Capital	29,797b	363,821
Provident Financial Services	16,253	240,544
PS Business Parks	7,689c	445,501
RLI	5,053	291,305
S&T Bancorp	8,629b	186,128
Safety Insurance Group	4,390	202,423
Saul Centers	2,986c	133,026
Selective Insurance Group	19,225	332,592
Signature Bank	15,578a	878,599
Simmons First National, Cl. A	7,254	196,511
Sovran Self Storage	10,813c	427,654
Sterling Bancorp	12,560	125,726
Sterling Bancshares	30,378	261,555
Stewart Information Services	8,731	91,501
Stifel Financial	11,856a	851,142
Susquehanna Bancshares	45,059	421,302
SWS Group	8,748	53,100
Tanger Factory Outlet Centers	27,804c	729,577
Texas Capital Bancshares	12,506a	325,031
Tompkins Financial	1,654	68,724
Tower Group	13,391	321,786
TradeStation Group	6,731a	47,252
Trustco Bank	36,212b	214,737
UMB Financial	11,242	419,945
Umpqua Holdings	45,671	522,476
United Bankshares	12,186	323,173
United Community Banks	36,930a,b	87,524
United Fire & Casualty	10,414	210,467
Universal Health Realty Income
Trust	4,385c	177,725
Urstadt Biddle Properties, Cl. A	9,951c	189,268
Whitney Holding	33,438	455,426
Wilmington Trust	31,159	140,839
Wilshire Bancorp	7,942a,b	38,916
Wintrust Financial	11,687b	429,497
World Acceptance	6,000a	391,200
		35,041,476
Health Care--12.4%
Abaxis	6,855a	197,698
Affymetrix	35,839a	186,721
Air Methods	3,728a	250,708

Align Technology	26,093a	534,385
Almost Family	3,688a	138,816
Amedisys	10,112a	353,920
American Medical Systems Holdings	27,178a	588,132
AMERIGROUP	18,491a	1,188,047
AMN Healthcare Services	7,689a	66,587
AmSurg	13,019a	331,203
Analogic	5,436	307,406
ArQule	19,751a	141,417
Bio-Reference Labs	6,541a	146,780
Cambrex	8,033a	44,181
Cantel Medical	4,766	122,725
Catalyst Health Solutions	13,130a	734,361
Centene	15,916a	524,910
Chemed	7,543	502,439
Computer Programs & Systems	3,305	212,445
CONMED	10,615a	278,962
CorVel	2,774a	147,521
Cross Country Healthcare	6,587a	51,576
CryoLife	14,841a	90,530
Cubist Pharmaceuticals	19,271a	486,400
Cyberonics	9,255a	294,402
Dionex	6,019a	710,543
Emergent BioSolutions	6,675a	161,268
Ensign Group	3,794	121,142
Enzo Biochem	7,447a	31,203
eResearch Technology	17,748a	120,154
Gentiva Health Services	9,776a	274,021
Greatbatch	10,678a	282,540
Haemonetics	9,759a	639,605
Hanger Orthopedic Group	10,225a	266,157
HealthSpring	24,804a	926,925
Healthways	12,853a	197,551
Hi-Tech Pharmacal	5,870a	118,163
HMS Holdings	9,344a	764,806
ICU Medical	3,729a	163,256
Integra LifeSciences Holdings	7,514a	356,314
Invacare	13,566	422,174
IPC The Hospitalist	4,831a	219,376
Kendle International	2,703a	28,949
Kensey Nash	5,170a	128,785
Landauer	2,575	158,414
LCA-Vision	5,800a,b	39,150
LHC Group	6,386a	191,580
Magellan Health Services	13,022a	639,120
MedCath	7,847a	109,466
Meridian Bioscience	12,340	296,037
Merit Medical Systems	7,333a	143,873
Molina Healthcare	5,879a	235,160
MWI Veterinary Supply	3,777a	304,728
Natus Medical	11,576a	194,477
Neogen	7,622a	315,398
Omnicell	14,722a	224,363
Palomar Medical Technologies	3,162a	46,956
Par Pharmaceutical Cos.	14,745a	458,275
Parexel International	20,598a	512,890
PharMerica	12,986a	148,560
PSS World Medical	19,596a	532,031
Quality Systems	6,614b	551,211
Questcor Pharmaceuticals	22,313a,b	321,530
Regeneron Pharmaceuticals	25,340a	1,138,780
RehabCare Group	8,320a	306,758
Salix Pharmaceuticals	20,514a	718,605
Savient Pharmaceuticals	23,248a,b	246,429
SurModics	4,151a	51,887
Symmetry Medical	12,617a	123,647
ViroPharma	28,571a	568,563
West Pharmaceutical Services	13,253b	593,337
Zoll Medical	7,916a	354,716

		23,381,145
Industrial--15.9%
A.O. Smith	11,027	488,937
AAON	3,405	112,025
AAR	13,231a	366,763
ABM Industries	18,103	459,635
Actuant, Cl. A	25,368	735,672
Aerovironment	7,420a	259,477
Albany International, Cl. A	12,284	305,872
Allegiant Travel	4,864b	213,092
American Science & Engineering	2,725	251,681
Apogee Enterprises	5,997	79,100
Applied Industrial Technologies	15,199	505,519
Arkansas Best	8,194	212,388
Astec Industries	5,869a	218,855
AZZ	3,586	163,522
Badger Meter	4,320b	178,027
Barnes Group	16,334	341,054
Belden	16,102	604,630
Brady, Cl. A	19,697	702,986
Briggs & Stratton	20,674	468,266
Cascade	3,806	169,671
CDI	1,932	28,574
Ceradyne	8,706a	392,466
CIRCOR International	4,915	231,103
CLARCOR	19,288	866,610
Comfort Systems USA	9,436	132,765
Consolidated Graphics	4,042a	220,814
Cubic	6,731	387,032
Curtiss-Wright	16,732	587,962
Dycom Industries	13,087a	226,929
EMCOR Group	25,567a	791,810
Encore Wire	4,753	115,688
EnPro Industries	8,675a	315,076
ESCO Technologies	9,439	360,098
Esterline Technologies	10,696a	756,421
Exponent	4,657a	207,749
Federal Signal	25,067	163,186
Forward Air	10,262	314,325
G & K Services, Cl. A	7,677	255,260
GenCorp	31,613a	189,046
Geo Group	22,620a	579,977
Gibraltar Industries	13,585a	162,069
Griffon	16,014a	210,264
Healthcare Services Group	20,340	357,577
Heartland Express	18,958b	332,902
Heidrick & Struggles International	6,580	183,121
Hub Group, Cl. A	12,031a	435,402
II-VI	8,879a	441,730
Insituform Technologies, Cl. A	14,652a	391,941
Insperity	9,859	299,516
Interface, Cl. A	22,876	422,977
John Bean Technologies	8,345	160,474
Kaman	8,169	287,549
Kaydon	12,847	503,474
Kelly Services, Cl. A	10,915a	236,965
Knight Transportation	22,235	428,024
Koppers Holdings	7,364	314,443
Lawson Products	836	19,261
Lindsay	3,910b	308,968
Lydall	5,807a	51,624
Mobile Mini	10,847a,b	260,545
Moog, Cl. A	17,517a	804,205
Mueller Industries	13,466	493,125
NCI Building Systems	5,811a	73,625
Old Dominion Freight Line	16,740a	587,407
On Assignment	9,508a	89,946
Orbital Sciences	17,736a	335,565
Orion Marine Group	10,007a	107,475

Powell Industries	3,535a	139,420
Quanex Building Products	16,291	319,792
Robbins & Myers	16,802	772,724
School Specialty	7,319a	104,662
SFN Group	19,729a	277,982
Simpson Manufacturing	14,449	425,668
SkyWest	22,584	382,121
Standard Register	4,840	16,069
Standex International	5,276	199,908
SYKES Enterprises	14,619a	289,018
Teledyne Technologies	12,167a	629,156
Tetra Tech	22,008a	543,378
Toro	12,092	800,732
Tredegar	11,087	239,257
Triumph Group	5,263	465,512
TrueBlue	17,420a	292,482
United Stationers	8,331	591,918
Universal Forest Products	6,074	222,612
Viad	9,510	227,669
Vicor	7,639	125,967
Watts Water Technologies, Cl. A	11,728	447,892
		29,774,176
Information Technology--18.6%
Advanced Energy Industries	12,733a	208,185
Agilysys	5,900a	33,866
Anixter International	10,575	739,087
Arris Group	46,127a	587,658
ATMI	12,909a	243,722
Avid Technology	8,652a	192,940
Bel Fuse, Cl. B	3,666	80,689
Benchmark Electronics	19,105a	362,422
Black Box	5,569	195,750
Blackbaud	14,443	393,427
Blue Coat Systems	15,002a	422,456
Bottomline Technologies	10,989a	276,263
Brightpoint	28,231a	306,024
Brooks Automation	21,839a	299,849
Cabot Microelectronics	9,309a	486,395
CACI International, Cl. A	11,567a	709,288
Ceva	6,567a	175,536
Checkpoint Systems	13,770a	309,550
Ciber	27,423a	183,734
Cognex	16,359	462,142
Cohu	9,677	148,639
Commvault Systems	14,753a	588,350
comScore	8,404a	248,002
Comtech Telecommunications	11,680	317,462
CSG Systems International	14,934a	297,784
CTS	13,448	145,238
Cymer	10,982a	621,362
Daktronics	15,288	164,346
DealerTrack Holdings	13,289a	305,115
DG Fastchannel	9,311a	300,000
Digi International	10,315a	108,926
Diodes	12,332a	420,028
DSP Group	9,248a	71,210
DTS	7,171a	334,384
Ebix	13,839a,b	327,292
Electro Scientific Industries	9,571a	166,153
EMS Technologies	5,315a	104,466
Epicor Software	18,066a	199,991
EPIQ Systems	15,704	225,509
Exar	14,424a	86,832
FARO Technologies	6,501a	260,040
FEI	12,591a	424,569
Forrester Research	4,802	183,869
Gerber Scientific	8,219a	76,930
Harmonic	29,307a	274,900
Heartland Payment Systems	10,568	185,257

Hittite Microwave	8,077a	515,070
Hutchinson Technology	6,949a,b	19,596
iGATE Capital	10,747	201,721
Infospace	10,772a	93,286
Insight Enterprises	17,382a	296,015
Integral Systems	1,973a	24,011
Interactive Intelligence	4,593a	177,795
Intermec	15,568a	167,979
Intevac	9,262a	115,127
j2 Global Communications	18,150a	535,606
JDA Software Group	13,964a	422,551
Knot	8,110a	97,726
Kopin	19,235a	88,289
Kulicke & Soffa Industries	28,167a	263,361
Liquidity Services	9,420a	168,241
Littelfuse	9,062	517,440
Logmein	4,923a,b	207,554
LoJack	11,712a	54,929
Manhattan Associates	9,726a	318,235
MAXIMUS	6,945	563,726
Mercury Computer Systems	9,926a	210,034
Methode Electronics	10,469	126,466
Micrel	20,108b	271,056
Microsemi	31,572a	653,856
MicroStrategy, Cl. A	3,375a	453,870
MKS Instruments	19,666	654,878
Monolithic Power Systems	10,615a	150,627
MTS Systems	4,958	225,837
NCI, Cl. A	1,815a	44,232
Netgear	12,114a	392,978
NetScout Systems	13,384a	365,651
Network Equipment Technologies	12,019a,b	45,312
Neutral Tandem	12,012a	177,177
Newport	15,775a	281,268
Novatel Wireless	15,536a	84,827
Oplink Communications	6,592a	128,478
OSI Systems	6,955a	261,021
Park Electrochemical	6,776	218,526
PC-Tel	5,481a	42,039
Perficient	11,530a	138,475
Pericom Semiconductor	6,965a	72,227
Plexus	12,876a	451,433
Power Integrations	8,870	339,987
Progress Software	23,787a	691,964
Pulse Electronics	19,682	119,076
Radiant Systems	10,680a	189,036
Radisys	14,357a	124,332
RightNow Technologies	7,384a	231,120
Rofin-Sinar Technologies	10,853a	428,694
Rogers	5,809a	261,754
Rudolph Technologies	14,334a	156,814
ScanSource	8,179a	310,720
Sigma Designs	13,581a	175,874
Smith Micro Software	10,951a	102,501
Sourcefire	9,549a	262,693
Standard Microsystems	8,380a	206,651
StarTek	8,478a,b	42,729
Stratasys	6,728a	316,216
Super Micro Computer	7,921a	127,053
Supertex	2,517a	56,079
Symmetricom	18,907a	115,900
Synaptics	13,661a	369,120
Synchronoss Technologies	7,321a	254,405
SYNNEX	7,705a	252,185
Take-Two Interactive Software	33,622a	516,770
Taleo, Cl. A	13,714a	488,904
Tekelec	23,904a	194,100
TeleTech Holdings	11,035a	213,858
Tessera Technologies	20,033a	365,803

THQ	28,882a,b	131,702
Tollgrade Communications	5,972a	60,198
Triquint Semiconductor	57,596a	743,564
TTM Technologies	15,745a	285,929
Tyler Technologies	9,755a,b	231,291
Ultratech	9,257a	272,156
United Online	38,235	241,072
Veeco Instruments	14,737a,b	749,229
ViaSat	13,786a	549,234
Volterra Semiconductor	7,836a,b	194,568
Websense	16,686a	383,277
Wright Express	12,631a	654,791
		34,965,512
Materials--4.5%
A.M. Castle & Co.	9,007a	170,052
AMCOL International	8,663	311,695
American Vanguard	9,288b	80,620
Arch Chemicals	9,688	402,924
Balchem	9,306	349,161
Buckeye Technologies	15,813	430,588
Calgon Carbon	18,171a	288,555
Century Aluminum	23,323a	435,674
Clearwater Paper	4,698a	382,417
Deltic Timber	3,286	219,636
Eagle Materials	14,047	425,062
H.B. Fuller	15,108	324,520
Headwaters	21,893a	129,169
Kaiser Aluminum	4,947b	243,640
KapStone Paper and Packaging	14,071a	241,599
LSB Industries	6,267a,b	248,424
Materion	7,399a	301,879
Myers Industries	14,704	146,011
Neenah Paper	6,259	137,510
Olympic Steel	2,164	71,001
OM Group	12,456a	455,142
PolyOne	33,130	470,777
Quaker Chemical	3,627	145,697
RTI International Metals	9,385a,b	292,343
Schulman (A.)	9,794	242,108
Schweitzer-Mauduit International	7,150	361,862
Stepan	3,204	232,290
STR Holdings	14,553a,b	279,127
Texas Industries	8,978b	406,075
Wausau Paper	18,045	137,864
Zep	9,255	161,130
		8,524,552
Telecommunication Services--.5%
Atlantic Tele-Network	3,211	119,417
Cbeyond	11,571a,b	135,034
Cincinnati Bell	67,300a	180,364
General Communication, Cl. A	19,132a	209,304
NTELOS Holdings	7,866	144,813
USA Mobility	10,974	159,013
		947,945
Utilities--3.6%
Allete	12,590	490,632
American States Water	6,689	239,868
Avista	22,608	522,923
Central Vermont Public Service	7,173	167,059
CH Energy Group	4,616	233,293
El Paso Electric	17,228a	523,731
Laclede Group	9,375	357,188
New Jersey Resources	13,587	583,562
Northwest Natural Gas	8,313	383,479
NorthWestern	11,980	362,994
Piedmont Natural Gas	24,009b	728,673
South Jersey Industries	9,640	539,551
Southwest Gas	17,393	677,805
UIL Holdings	16,361	499,338

UniSource Energy	12,842		463,981
			6,774,077
Total Common Stocks
(cost $140,709,995)			184,746,010

	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.07%, 6/16/11
(cost $164,976)	165,000	[d]	164,977

Other Investment--1.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,979,000)	1,979,000	[e]	1,979,000

Investment of Cash Collateral for
Securities Loaned--6.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $12,964,220)	12,964,220	[e]	12,964,220

Total Investments (cost $155,818,191)	106.4%		199,854,207
Liabilities, Less Cash and Receivables	(6.4%)		(12,103,177)
Net Assets	100.0%		187,751,030

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $12,647,396 and the value of the collateral held by the fund was $12,964,220.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

At March 31, 2011 the aggregate cost of investment securities for income tax purposes was $155,818,191.

Net unrealized appreciation on investments was $44,036,016 of which $51,589,693 related to appreciated investment securities and $7,553,677 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES

March 31, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2011	($)
Financial Futures Long
Russell 2000 E-mini	38	3,198,460	June 2011	92,550

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	184,746,010	-	-	184,746,010
Mutual Funds	14,943,220	-	-	14,943,220
U.S. Treasury	-	164,977	-	164,977
Other Financial Instruments:
Futures++	92,550	-	-	92,550

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. U.S. Treasury Bills are valued at the mean between quoted bid prices and asked prices by an independent pricing service approved by the Board of Trustees. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
March 31, 2011 (Unaudited)

Common Stocks--96.4%	Shares	Value ($)
Consumer Discretionary--8.1%
Amazon.com	56,450a	10,168,338
Netflix	20,910a,b	4,962,570
Priceline.com	9,880a	5,003,627
		20,134,535
Information Technology--84.3%
Accenture, Cl. A	114,180	6,276,475
Akamai Technologies	211,920a	8,052,960
Alcatel-Lucent, ADR	1,353,520a,b	7,863,951
Apple	28,261a	9,847,545
Atmel	366,630a	4,997,167
BMC Software	146,460a,b	7,284,920
Cavium Networks	114,884a,b	5,161,738
Cognizant Technology Solutions,
Cl. A	72,465a	5,898,651
Corning	335,840	6,928,379
Electronic Arts	345,462a	6,746,873
F5 Networks	41,040a	4,209,473
Google, Cl. A	17,850a	10,463,849
Informatica	107,690a	5,624,649
International Business Machines	75,850	12,368,859
Lam Research	99,010a	5,609,907
Motorola Mobility Holdings	321,160a	7,836,304
NetApp	154,820a,b	7,459,228
NVIDIA	545,530a,b	10,070,484
OmniVision Technologies	167,890a,b	5,965,132
OpenTable	44,380a,b	4,719,813
Oracle	331,093	11,048,573
Paychex	189,620	5,946,483
QUALCOMM	255,390	14,003,034
Quest Software	176,820a	4,489,460
Salesforce.com	57,650a	7,700,887
SuccessFactors	87,910a,b	3,436,402
Taleo, Cl. A	106,820a,b	3,808,133
Teradata	130,010a	6,591,507
Trimble Navigation	109,410a	5,529,581
VMware, Cl. A	54,840a,b	4,471,654
		210,412,071
Telecommunication Services--4.0%
AT&T	327,700	10,027,620

Total Common Stocks
(cost $194,346,010)		240,574,226

Other Investment--4.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,813,000)	11,813,000[c]	11,813,000

Investment of Cash Collateral for
Securities Loaned--15.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $38,856,747)	38,856,747[c]	38,856,747

Total Investments (cost $245,015,757)	116.6%	291,243,973
Liabilities, Less Cash and Receivables	(16.6%)	(41,569,084)
Net Assets	100.0%	249,674,889

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $33,013,074 and the value of the collateral held by the fund was $38,856,747.
c Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $245,015,757.

Net unrealized appreciation on investments was $46,228,216 of which $53,043,728 related to appreciated investment securities and $6,815,512 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	84.3
Money Market Investment	20.2
Consumer Discretionary	8.1
Telecommunication Services	4.0
116.6
† Based on net assets.
See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	232,710,275	-	-	232,710,275
Equity Securities - Foreign+	7,863,951	-	-	7,863,951
Mutual Funds	50,669,747	-	-	50,669,747

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	May 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)